NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
JUN 01 2011
Washington, DC 20549

[redacted]

11007525

CENTNAS
001-35165

William Slattery
Vice President
Listing Qualifications

By Electronic Mail Only

June 1, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 31, 2011, The Nasdaq Stock Market (the "Exchange") received from Brainsway Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b)/A for the registration of the following security:

Warrants (Series 5) to Purchase Ordinary Shares

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b)/A concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery